As filed with the Securities and Exchange Commission on February 18, 2009
1933 Act Registration No. 333-135371
1940 Act Registration No. 811-21913

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 23	☑
BHR Institutional Funds
(Exact name of registrant as specified in Charter)
1160 West Swedesford Road
Suite 140
Berwyn, PA 19312
(Address of Principal Executive Offices and Zip Code)
610-854-0904
(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Holly Butson BHR Fund Advisors, LP 1160 West Swedesford Road Suite 140 Berwyn, PA 19312	Michael P. Malloy, Esquire Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, Pennsylvania, 19103-6996
It is proposed that this filing will become effective (check appropriate box)
     ☐     immediately upon filing pursuant to paragraph (b)
     ☑     on March 13, 2009 pursuant to paragraph (b)
     ☐     60 days after filing pursuant to paragraph (a)(1)
     ☐     on (date) pursuant to paragraph (a)(1)
     ☐     75 days after filing pursuant to paragraph (a)(2)
     ☐     on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment
     Post-Effective Amendment No. 19 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 8, 2008 and pursuant to Rule 485(a)(2) would be effective on February 24, 2009.
     This Post-Effective amendment No. 21 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 13, 2009 as the new date upon which the Amendment shall become effective.
     This Post-Effective Amendment No. 21 incorporates by reference the information contained in Parts A and B of the Amendment. Part C is filed herewith.

BHR INSTITUTIONAL FUNDS
PART C
Item 23. EXHIBITS.

(a)(1)	Certificate of Trust of BHR Institutional Funds (the “Trust”) is incorporated by reference to Exhibit (a)(1) of the Registrant’s Registration Statement as filed on June 27, 2006 (Accession No. 0001135428-06-000238) (“Registration Statement”).

(a)(2)	Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(2) of the Registrant’s Registration Statement.

(b)	By-laws are incorporated by reference to Exhibit (b) of the Registrant’s Registration Statement.

(c)	Articles II, VI, VII and VIII of Agreement and Declaration of Trust which is incorporated by reference to Item 23(a)(2) hereof.

(d)(1)	Interim Investment Management Agreement between the Trust and BHR Fund Advisors, LP (“BHR”) is incorporated by reference to Exhibit (d)(1) of the Registrant’s Post-Effective Amendment No. 20 as filed with the SEC on January 27, 2009 (Accession No. 0000935069-09-000143) (“Post-Effective Amendment No. 20”).

(d)(2)	Form of Escrow Agreement between the Trust, BHR and PFPC Trust Company is incorporated by reference to Exhibit (d)(1) of the Registrant’s Post-Effective Amendment No. 18 as filed with the SEC on November 26, 2008 (Accession No. 0001135428-08-000042) (“Post-Effective Amendment No. 18”).

(d)(3)	Investment Management Agreement between the Trust and BHR Fund Advisors, LP (“BHR”) is incorporated by reference to Exhibit (d)(3) of the Registrant’s Post-Effective Amendment No. 18.

(d)(3)(i)	Amended Schedule A to Investment Management Agreement between the Trust and BHR is incorporated by reference to Exhibit (d)(3)(i) of the Registrant’s Post-Effective Amendment No. 20.

(d)(3)(ii)	Amended Schedule B to Investment Management Agreement between the Trust and BHR is incorporated by reference to Exhibit (d)(3)(ii) of the Registrant’s Post-Effective Amendment No. 20.

(d)(4)	Expense Limitation Agreement is incorporated by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 15 as filed with the SEC on January 28, 2008 (Accession No. 0001135428-08-000042) (“Post-Effective Amendment No. 15”).

(d)(5)	Amended Exhibit A to Expense Limitation Agreement is incorporated by reference to Exhibit (d)(5) of the Registrant’s Post-Effective Amendment No. 18.

(d)(6)	Interim Investment Subadvisory Agreement between BHR and ClariVest Asset Management LLC (“ClariVest”) with respect to the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) is incorporated by reference to Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 20.

(d)(7)	Investment Subadvisory Agreement between BHR and ClariVest Asset Management LLC (“ClariVest”) with respect to the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) is incorporated by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 20.

(d)(8)	Interim Investment Subadvisory Agreement between BHR and Smith Asset Management Group, L.P. (“Smith”) is incorporated by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 20.

(d)(9)	Investment Subadvisory Agreement between BHR and Smith Asset Management Group, L.P. (“Smith”) is incorporated by reference to Exhibit (d)(9) of the Registrant’s Post-Effective Amendment No. 20.

(d)(10)	Interim Investment Subadvisory Agreement between BHR and Mount Lucas Management Corp. (“Mount Lucas”) is incorporated by reference to Exhibit (d)(10) of the Registrant’s Post-Effective Amendment No. 20.

(d)(11)	Investment Subadvisory Agreement between BHR and Mount Lucas Management Corp. (“Mount Lucas”) is incorporated by reference to Exhibit (d)(11) of the Registrant’s Post-Effective Amendment No. 20.

(d)(12)	Investment Subadvisory Agreement between BHR and Goodman & Company NY Ltd. (“Goodman”) to be filed by amendment.

(e)	Underwriting Agreement is incorporated by reference to Exhibit (e) of the Registrant’s Post-Effective Amendment No. 15.

(f)	None

(g)	Custodian Services Agreement is incorporated by reference to Exhibit (g) of the Registrant’s Post-Effective Amendment No. 15.

(h)(1)	Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 15.

(h)(2)	Administration and Accounting Services Agreement is incorporated by reference to Exhibit (h)(2) of the Registrant’s Post-Effective Amendment No. 15.

(h)(3)	Shareholder servicing plan and form of agreement is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 6 as filed on May 30, 2007 (Accession No. 0001135428-07-000185) (“Post-Effective Amendment No. 6”).

(i)(1)	Opinion and consent of Drinker Biddle & Reath LLP regarding the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) dated February 23, 2007 is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 2 as filed on February 26, 2007 (Accession No. 0001135428-07-000054) (“Post-Effective Amendment No. 2”).

(i)(2)	Opinion and consent of Drinker Biddle & Reath LLP regarding the Smith Group Large Cap Core Growth Fund dated May 30, 2007 is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 6.

(i)(3)	Opinion and consent of Drinker Biddle & Reath LLP regarding the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) dated June 29, 2007 is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 8 as filed on June 29, 2007 (Accession No. 0001135428-07-000234) (“Post-Effective Amendment No. 8”).

(i)(4)	Opinion and consent of Drinker Biddle & Reath LLP regarding the Mount Lucas U.S. Focused Equity Fund is incorporated by reference to Exhibit (i)(5) of the Registrant’s Post-Effective Amendment No. 14 as filed with the SEC on September 24, 2007 (Accession No. 0001135428-07-000447) (“Post-Effective Amendment No. 14”).

(i)(5)	Opinion and consent of Drinker Biddle & Reath LLP regarding the Dynamic Emerging Markets Fund, Dynamic Global Energy Fund, Dynamic Energy Income Trust Fund, Dynamic Global Growth Fund, Dynamic Global Growth Navigator Fund, Dynamic Global Infrastructure Fund, Dynamic Global Natural Resources Fund, Dynamic Global Dividend Value Fund, Dynamic Global Value Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic North American Value Fund, Dynamic U.S. Growth Fund and Dynamic U.S. Value Fund to be filed by amendment.

(j)	None

(k)	None

(l)(1)	Share Purchase Agreement for the ClariVest International Equity Fund is incorporated by reference to Exhibit (l)(1) of the Registrant’s Post-Effective Amendment No. 15.

(l)(2)	Share Purchase Agreement for the ClariVest SMid Cap Core Growth Fund is incorporated by reference to Exhibit (l)(2) of the Registrant’s Post-Effective Amendment No. 15.

(l)(3)	Share Purchase Agreement for the Mount Lucas U.S. Focused Equity Fund is incorporated by reference to Exhibit (l)(3) of the Registrant’s Post-Effective Amendment No. 15.

(l)(4)	Share Purchase Agreement for the Smith Group Large Cap Core Growth Fund is incorporated by reference to Exhibit (l)(4) of the Registrant’s Post-Effective Amendment No. 15.

(l)(5)	Share Purchase Agreement for the Dynamic Emerging Markets Fund to be filed by amendment.

(l)(6)	Share Purchase Agreement for the Dynamic Global Energy Fund to be filed by amendment.

(l)(7)	Share Purchase Agreement for the Dynamic Energy Income Trust Fund to be filed by amendment.

(l)(81)	Share Purchase Agreement for the Dynamic Global Growth Fund to be filed by amendment.

(l)(9)	Share Purchase Agreement for the Dynamic Global Growth Navigator Fund to be filed by amendment.

(l)(10)	Share Purchase Agreement for the Dynamic Global Infrastructure Fund to be filed by amendment.

(l)(11)	Share Purchase Agreement for the Dynamic Global Natural Resources Fund to be filed by amendment.

(l)(12)	Share Purchase Agreement for the Dynamic Global Dividend Value Fund to be filed by amendment.

(l)(13)	Share Purchase Agreement for the Dynamic Global Value Discovery Fund to be filed by amendment.

(l)(14)	Share Purchase Agreement for the Dynamic Gold & Precious Metals Fund to be filed by amendment.

(l)(15)	Share Purchase Agreement for the Dynamic North American Value Fund to be filed by amendment.

(l)(16)	Share Purchase Agreement for the Dynamic U.S. Growth Fund to be filed by amendment.

(l)(17)	Share Purchase Agreement for the Dynamic U.S. Value Fund to be filed by amendment.

(m)	None

(n)	18f-3 Plan is incorporated by reference to Exhibit (n) of the Registrant’s Post-Effective Amendment No. 6.

(p)(1)	Code of Ethics for the Trust is incorporated by reference to Exhibit (p)(1) of the Registrant’s Post-Effective Amendment No. 18.

(p)(2)	Code of Ethics for BHR is incorporated by reference to Exhibit (p)(2) of the Registrant’s Pre-Effective Amendment No. 2 as filed on October 30, 2006 (Accession No. 0001135428-06-000485) (“Pre-Effective Amendment No. 2”).

(p)(3)	Code of Ethics for ClariVest is incorporated by reference to Exhibit (p)(3) of the Registrant’s Post-Effective Amendment No. 18.

(p)(4)	Code of Ethics for Smith is incorporated by reference to Exhibit (p)(3) of the Registrant’s Post-Effective Amendment No. 6.

(p)(5)	Code of Ethics for Mount Lucas is incorporated by reference to Exhibit (p)(6) of Registrant’s Post-Effective Amendment No. 14.

(p)(6)	Code of Ethics for Goodman to be filed by amendment.

(q)(1)	Power of Attorney for Malcolm MacColl is incorporated by reference to Exhibit (q)(2) of the Registrant’s Post-Effective Amendment No. 18.

(q)(2)	Powers of Attorney for Amy Duling, Gary Shugrue and James Patton are incorporated by reference to Exhibit (q)(2) of the Registrant’s Post-Effective Amendment No. 20.
Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.
          Not applicable.
Item 25. INDEMNIFICATION.
          Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust’s governing instrument.
          Section 8.2 of Registrant’s Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant’s trustees and officers. In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the “1933 Act”) and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
(a)	BHR

The only employment of a substantial nature of each of BHR’s directors and officers is with BHR.
(b)	ClariVest

Other Business, Professional
Name	Position with Adviser	Vocation or Employment
Daniel Kang	Manager	Principal of Lovell Minnick Partners LLC 2141 Rosecrans Ave., Suite 5150 El Segundo, CA 90245

Jennings J. Newcom	Manager	Managing Director and General Counsel of Lovell Minnick Partners LLC 2141 Rosecrans Ave., Suite 5150 El Segundo, CA 90245

James E. Minnick	Manager	Managing Director and General Counsel of Lovell Minnick Partners LLC 150 N. Radnor Chester Road, F110 Radnor, PA 19807
(c)	Smith

The only employment of a substantial nature of each of Smith’s directors and officers is with Smith.

(d)	Mount Lucas

The only employment of a substantial nature of each of Mount Lucas’ directors and officers is with Mount Lucas.

(e)	Goodman

The only employment of a substantial nature of each of Goodman’s directors and officers is with Goodman.
Item 27. PRINCIPAL UNDERWRITER.
(a)	PFPC Distributors, Inc. (“the Underwriter”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of November 1, 2008, the Distributor acted as principal underwriter for the following investment companies:
AFBA 5 Star Funds, Inc.
Aston Funds
Atlantic Whitehall Funds Trust
BHR Institutional Funds
CRM Mutual Fund Trust
E.I.I. Realty Securities Trust
FundVantage Trust
GuideStone Funds
Highland Floating Rate Fund
Highland Floating Rate Advantage Fund
Highland Funds I
HighMark Funds
IndexIQ Trust
Kalmar Pooled Investment Trust
Matthews Asian Funds
Metropolitan West Funds
New Alternatives Fund
Old Westbury Funds
The RBB Fund, Inc.
Stratton Multi-Cap Fund
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.
The Torray Fund
Embarcadero Funds

(b)	The Underwriter is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Underwriter is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc. an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Underwriter:
Board of Directors

Name	Position
Nicholas M. Marsini, Jr.	Director
Michael DeNofrio	Director
Steven Turowski	Director
T. Thomas Deck	Director
Dennis J. Westley	Director
Officers

Name	Position
T. Thomas Deck	President and Chief Executive Officer
Bruno DiStefano	Vice President
Susan K. Moscaritolo	Vice President, Secretary and Clerk
Mark D. Pinocci	Vice President
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer
Rita G. Adler	Chief Compliance Officer
Jodi L. Jamison	Chief Legal Officer
Maria C. Schaffer	Controller and Assistant Treasurer
John Munera	Anti-Money Laundering Officer
Ronald Berge	Assistant Vice President
Scott A. Thornton	Assistant Secretary and Assistant Clerk
Dianna A. Stone	Assistant Secretary and Assistant Clerk
Item 28. LOCATION OF ACCOUNTS AND RECORDS.
(1)	PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as custodian).

(2)	PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).

(3)	PNC Global Investment Servicing (U.S.) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and accounting agent and Registrant’s Agreement and Declaration of Trust, By-laws and minute books).

(4)	PNC Global Investment Servicing (U.S.) Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as transfer agent and dividend disbursing agent).

(5)	BHR Fund Advisors, L.P., 1160 Swedesford Road, Suite 140, Berwyn, Pennsylvania 19312 (records relating to its functions as investment adviser).

(6)	ClariVest, 11452 El Camino Real, Suite 250, San Diego, California 92130 (records relating to its functions as sub-adviser for the ClariVest International Equity Fund and ClariVest SMid Cap Growth Fund).

(7)	Smith, 100 Crescent Court, Suite 1150, Dallas, Texas 75201 (records relating to its functions as sub-adviser for the Smith Group Large Cap Core Growth Fund).

(8)	Mount Lucas, 47 Hulfish Street, Suite 510, Princeton, New Jersey 08542 (records relating to its functions as sub-adviser for the Mount Lucas U.S. Focused Equity Fund).

(9)	Goodman, 1 Adelaide Street East, Suite 2900, Toronto, Ontario M5C 2V9 (records relating to its functions as sub-advisor for the Dynamic Emerging Markets Fund, Dynamic Global Energy Fund, Dynamic Energy Income Trust Fund, Dynamic Global Growth Fund, Dynamic Global Growth Navigator Fund, Dynamic Global Infrastructure Fund, Dynamic Global Natural Resources Fund, Dynamic Global Dividend Value Fund, Dynamic Global Value Discovery Fund, Dynamic Gold & Precious Metals Fund, Dynamic North American Value Fund, Dynamic U.S. Growth Fund and Dynamic U.S. Value Fund).
Item 29. MANAGEMENT SERVICES.
          There are no management-related service contracts not discussed in Part A or Part B.
Item 30. UNDERTAKINGS.
          Not applicable.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-effective Amendment No. 21 to be signed on its behalf by the undersigned, duly authorized in the City of Berwyn, Commonwealth of Pennsylvania on the 18th day of February, 2009.

BHR INSTITUTIONAL FUNDS
By:	/s/ Peter Moran
	Name:	Peter Moran
	Title:	President

          Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacity indicated on the 18th day of February, 2009.

Amy Duling	Trustee
Amy Duling*

Gary Shugrue	Trustee
Gary Shugrue*

James Patton James Patton*	Trustee

Malcolm MacColl Malcolm MacColl*	Trustee

/s/ Peter Moran Peter Moran	President

/s/ John Leven John Leven	Treasurer (Principal Financial Officer)

*By:	/s/ Michael P. Malloy
Michael P. Malloy
Attorney-In-Fact (pursuant to Power of Attorney)